Application of New and Amendments to International Financial Reporting Standards ("IFRSs") and Interpretation	12 Months Ended
Dec. 31, 2019
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Application of New and Amendments to International Financial Reporting Standards ("IFRSs") and Interpretation
2.	APPLICATION OF NEW AND AMENDMENTS TO INTERNATIONAL FINANCIAL REPORTING STANDARDS (“IFRSs”) AND INTERPRETATION
In the current year, the Group has applied, for the first time, the following new and amendments to IFRSs and interpretation issued by the International Accounting Standards Board (“IASB”) that are mandatorily effective for the current year:

•	IFRS 16, “Leases”

•	IFRIC 23, “Uncertainty over Income Tax Treatments”

•	Amendments to IFRS 9, “Prepayment Features with Negative Compensation”

•	Amendments to IAS 19, “Plan Amendment, Curtailment or Settlement”

•	Amendments to IAS 28, “Long-term Interests in Associates and Joint Ventures”

•	Amendments to IFRSs, “Annual Improvements to IFRS Standards 2015-2017 Cycle”
Except for IFRS 16, “
Leases
” (“IFRS 16”), the application of the above amendments to IFRSs and interpretation has had no material effect on the Group’s consolidated financial statements.
The Group has not yet applied any new and revised standard that is not yet effective for the current year (Note 43).
IFRS 16,
“Leases”
The Group has applied IFRS 16 for the first time in the current year. IFRS 16 superseded IAS 17,
“Leases”
(“IAS 17”), and the related interpretations.
Definition of a lease
The Group applies the definition of a lease in accordance with the requirements set out in IFRS 16 in assessing whether a contract contains a lease. Upon application of new definition of a lease, certain operating lease under IAS 17 does not fall into the definition of a lease under IFRS 16 as portion of the asset under such operating lease arrangement is not an identified asset.
As a lessee
The Group has applied IFRS 16 retrospectively with the cumulative effect recognized at the date of initial application, January 1, 2019.
As of January 1, 2019, the Group recognized additional lease liabilities and measured right-of-use assets at the carrying amounts as if IFRS 16 had been applied since commencement dates, but discounted using the incremental borrowing rates of the relevant lessees at the date of initial application by applying IFRS 16 transition provisions. Any cumulative effect at the date of initial application is recognized in the opening retained profits and comparative information has not been restated.
When applying the modified retrospective approach under IFRS 16 at transition, the Group applied the following practical expedients to all lease arrangements, on lease-by-lease
basis, to the extent relevant to the respective lease contracts:

i.	elected not to recognize right-of-use assets and lease liabilities for leases with lease term ends within 12 months of the date of initial application;

ii.
applied a single discount rate to a portfolio of leases with a similar remaining terms for similar class of underlying assets in similar economic environment. Specifically, discount rate for certain leases of telecommunications towers, buildings, equipment and other assets in mainland China was determined on a portfolio basis; and

iii.	used hindsight based on facts and circumstances as of date of initial application in determining the lease term for the Group’s leases with extension and termination options.

When recognizing the lease liabilities for operating leases, the Group has applied incremental borrowing rates of the relevant lessees at the date of initial application. The weighted average lessee’s incremental borrowing rate applied is 3.6%.

At January 1, 2019
RMB
Operating lease commitments disclosed as of December 31, 2018	65,805
Less: Recognition exemption—short-term leases	(684)
Recognition exemption— low-value assets	(85)
Variable lease payments not depending on an index or a rate	(12,265)
Reassessment on definition of a lease and change in allocation basis between lease and non-lease components	(2,852)

49,919
Less: Total future interest expenses	(4,271)

Lease liabilities relating to operating leases recognized upon application of IFRS 16	45,648
Add: Finance lease obligations recognized as of December 31, 2018	216

Lease liabilities as of January 1, 2019	45,864

Analyzed as
Current	10,260
Non-current	35,604
The carrying amount of
right-of-use
assets as of January 1, 2019 comprises the following:

	Note		Right-of-use assets
			RMB
Right-of-use assets relating to operating leases recognized upon application of IFRS 16			43,956
Reclassified from lease prepayments	(a	)	21,568

			65,524

Note:

(a)	Upon application of IFRS 16, lease prepayments amounting to RMB21,568 were reclassified to right-of-use assets on the date of initial application.
As a lessor
In accordance with the transitional provisions in IFRS 16, the Group is not required to make any adjustment on transition for leases in which the Group is a lessor but account for these leases in accordance with IFRS 16 from the date of initial application and comparative information has not been restated.
Effective on January 1, 2019, the Group has applied IFRS 15,
“Revenue from Contracts with Customers”
(“IFRS 15”) to allocate consideration in the contract to each lease and non-lease
components. The change in allocation basis has had no material impact on the consolidated financial statements of the Group for the current year.

Interests in associates
The net effects arising from the initial application of IFRS 16 resulted in a decrease in the carrying amounts of interests in associates of RMB263 with corresponding adjustments to retained profits.
The following adjustments were made to the amounts recognized in the consolidated statement of financial position at January 1, 2019. Line items that were not affected by the changes have not been included.

			Carrying amounts previously reported at		Carrying amounts under IFRS 16 at
	Note		December 31, 2018	Adjustments	January 1, 2019
			RMB	RMB	RMB
Non-current assets
Right-of-use assets			—	65,524	65,524
Lease prepayments	(a	)	21,568	(21,568)	—
Interests in associates			38,051	(263)	37,788
Deferred tax assets			6,544	676	7,220
Other assets			4,840	(746)	4,094
Current assets
Prepayments and other current assets			23,619	(518)	23,101
Current liabilities
Accounts payable			107,887	(100)	107,787
Current portion of lease liabilities			—	10,260	10,260
Current portion of finance lease obligations			101	(101)	—
Non-current liabilities
Lease liabilities			—	35,604	35,604
Finance lease obligations			115	(115)	—
Equity
Total equity attributable to equity holders of the Company			343,069	(2,440)	340,629
Non-controlling interests			1,030	(3)	1,027